Non-controlling interests - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) dummy Redemptions	Dec. 31, 2020 GBP (£) dummy
Non-controlling interests | – Upper Tier 2 instruments
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable | dummy	0	0
Number of convertible instruments redeemed | Redemptions	1
Instruments redeemed | £	£ 75	£ 158
Barclays Bank PLC | 9.25% Perpetual Subordinated Bonds (ex Woolwich) (£150m) | – Upper Tier 2 instruments
Disclosure of classes of share capital [line items]
Interest rate	9.25%
Barclays Bank PLC | 9% Permanent Interest Bearing Capital Bonds (£100m) | – Upper Tier 2 instruments
Disclosure of classes of share capital [line items]
Interest rate	9.00%
Barclays Bank PLC | 6.125% Undated Subordinated Notes (£550m) | – Upper Tier 2 instruments
Disclosure of classes of share capital [line items]
Interest rate	6.125%
Barclays Bank PLC | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests - proportion of voting interests	100.00%